Property and Equipment	12 Months Ended
Sep. 28, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Land	$9	$9
Buildings and leasehold improvements	76	64
Machinery and equipment	369	290
Property under capital leases(1)	43	25
Construction in progress	34	37
Accumulated depreciation(2)	(314)	(253)

Property and equipment, net	$217	$172

(1)	Property under capital leases consists primarily of buildings.

(2)	Accumulated amortization of capital lease assets was $25 million and $13 million as of September 28, 2012 and September 30, 2011, respectively.